Summary of Significant Accounting Policies - Change in Fair Value of Convertible Preferred Stock (Details) - Mandatorily Redeemable Preferred Stock - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period	$ 0	$ 0
Change in estimated fair value	$ 1,300	1,324
Settlement of forward contract liability		(1,324)
Estimated fair value at end of period		$ 0